Earnings per share - Basic and diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Loss for the period	$ (61,540)	$ (99,105)	$ (104,178)
Less: net loss attributable to non-controlling interest	11	(19)	(23)
Loss attributable to Equity of the Company	$ (61,551)	$ (99,086)	$ (104,155)
Denominator
Weighted average number of shares for basic EPS (in shares)	246,951,317	219,981,977	201,789,219
Weighted average number of shares for diluted EPS (in shares)	246,951,317	219,981,977	201,789,219
Basic Loss for the period (in dollars per share)	$ (0.25)	$ (0.45)	$ (0.52)
Diluted Loss for the period (in dollars per share)	$ (0.25)	$ (0.45)	$ (0.52)